MITSUI TRANSACTION (Narrative) (Details) - Mitsui & Co. (U.S.A.) Inc. [Member] lb in Millions, $ in Millions	1 Months Ended
Dec. 19, 2022 USD ($) lb
Florence Copper Project [member]
Strategic Partnership Transaction [Line Items]
Conditional initial investment	$ 50
Percentage of copper produced	2.67%
Percentage of delivery price equal to the market price of copper delivered	25.00%
Additional equity investment acquired	$ 50
Percentage of equity interests acquired	10.00%
Percentage of right to buy-back of Copper Stream	100.00%
Threshold amount of copper to be deliver for termination of Copper Stream | lb	40
Description of offtake contract	Mitsui's offtake entitlement would also reduce to 30% if the Equity Option is not exercised by its expiry date until the Copper Stream deposit has been reduced to nil.
Offtake Contract [Member]
Strategic Partnership Transaction [Line Items]
Percentage of copper cathode produced	81.00%